ACQUISITIONS	12 Months Ended
Dec. 31, 2025
ACQUISITIONS
ACQUISITIONS

Note 3 — ACQUISITIONS

On the acquisition date of January 9, 2025, Jiade Zhigao acquired 75% of the equity interests in Kunyuan from Chengdu Meirusi Technology Co., Ltd. (“Meirusi”) for a cash consideration of RMB9,000,000. This transaction is treated as a business combination, and Jiade Zhigao became the 75% shareholder of Kunyuan. On the acquisition date of January 26, 2025, Jiade Zhigao acquired 100% of the equity interests in Jiazhi from Meirusi for a cash consideration of RMB23,000,000. This transaction is treated as a business combination, and Jiade Zhigao became the 100% shareholder of Jiazhi. On the acquisition date of August 13, 2025, the Company acquired 100% of the equity interests in HK Yifu from Mr. Guoqiang WU for a cash consideration of HK$10,000 (RMB9,032). This transaction is treated as a business combination, and the Company became the 100% shareholder of HK Yifu.

The Group completed the above business combination primarily to achieve strategic and operational objectives and consistent with the Group’s long-term growth strategy. The acquisition of Kunyuan, Jiazhi and HK Yifu were each accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible assets acquired and liabilities assumed at the respective dates of acquisition. The fair values of the tangible assets acquired were determined using income valuation method. The fair value measurements were primarily based on discrete financial forecasts, which rely on management’s estimates of resource quantities and exploration potential, costs to produce and develop resources, revenues and operating expenses, appropriate discount rates and expected future capital requirements. Key assumptions include cash flow projections for Kunyuan and Jiazhi and the discount rate applied to those cash flows. The carrying value of the tangible assets acquired and liabilities assumed approximate their fair value. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. The fair value of the non-controlling interest of each acquisition was estimated with reference to the valuation using the income approach as of the respective acquisition dates.

Note 3 — ACQUISITIONS (continued)

The allocation of consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

	Fair value amount
	Kunyuan	Jiazhi	HK Yifu	Total
	RMB	RMB	RMB	RMB	US$
Fair value of consideration transferred	9,000,000	23,000,000	9,032	32,009,032	4,575,268
Non-controlling interest fair value	3,000,000	—	—	3,000,000	428,810
Total fair value of purchase price	12,000,000	23,000,000	9,032	35,009,032	5,004,078
Fair value of the assets acquired and the liabilities assumed
Assets acquired:
Cash and cash equivalents	70,149	375,675	—	445,824	63,725
Prepayment and other current assets	1,222,599	5,526,495	9,032	6,758,126	965,985
Property and equipment	291,275	46,966	—	338,241	48,347
Total assets acquired	1,584,023	5,949,136	9,032	7,542,191	1,078,057
Liabilities assumed:
Deferred revenue	108,974	107,750	—	216,724	30,978
Payroll payables	126,278	25,176	—	151,454	21,648
Other payables	1,566,786	164,187	—	1,730,973	247,421
Tax payables	51,745	—	—	51,745	7,396
Total liabilities assumed	1,853,783	297,113	—	2,150,896	307,443
Fair value of net identifiable assets	(269,760)	5,652,023	9,032	5,391,295	770,614

Goodwill	12,269,760	17,347,977	—	29,617,737	4,233,464

Goodwill includes amounts attributable to both the controlling interest and non-controlling interest, recognized in accordance with the full goodwill method under U.S. GAAP. Goodwill attributable to the Group’s controlling interest amounted to RMB26,550,297 (US$3,795,014) as of December 31, 2025. The Group had two reporting units, adult education supporting services and online course services, prior to the acquisition of Kunyuan and Jiazhi, and one additional reporting unit, safety technology training services, was identified due to the acquisition of Kunyuan and Jiazhi as of each respective acquisition date. The reporting units of adult education supporting services and online course services are expected to benefit from the synergies associated with the acquisition of Kunyuan and Jiazhi by applying the Group’s educational expertise and transactional capabilities to Kunyuan and Jiazhi’s existing structure. As a result, goodwill recorded in the acquisition is assigned to the applicable reporting units of adult education supporting services, online course services and safety technology training services to which the assets and liabilities of Kunyuan and Jiazhi are assigned. The transactions are considered a non-taxable business combination and the goodwill are not deductible for tax purposes.

The following is the financial information from the respective acquisition dates to December 31, 2025 and the comparative pro forma financial information of the acquiree, Kunyuan and Jiazhi. HK Yifu had no operations before the completion of the acquisition and no comparative pro forma financial information.

	Kunyuan		Jiazhi
	From January 1,	For the year	From January 1,	For the year
	2025 to December	ended December	2025 to December	ended December
	31, 2025	31, 2024	31, 2025	31, 2024
	RMB	RMB	RMB	RMB
Revenue	3,378,919	4,154,877	3,831,461	6,160,650
Net income	274,947	269,523	289,642	2,627,105
Net income attributable to JIADE LIMITED’S SHAREHOLDERS	206,155	202,088	289,584	2,626,580

There are no material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and net income.